Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis- sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Performan- ce share units (note 24a)	Other	Total
Balance, January 1, 2020	$302,116	$3,876	$5,477	$—	$2,956	$314,425
Net additional provisions made	5,868	1,628	3,642	1,257	15	12,410
Amounts used	(18,737)	(497)	(2,646)	—	(1,824)	(23,704)
Unwinding of discount (note 6g)	3,543	—	—	—	—	3,543
Effect of change in discount rate	43,180	—	—	—	—	43,180
Effect of foreign exchange	7,162	191	116	43	(3)	7,509
Effect of change in share price	—	3,521	3,860	730	—	8,111
Balance, December 31, 2020	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474

	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Performance share units (note 24a)	Other	Total
Balance, January 1, 2019	$202,024	$4,288	$12,201	$—	$411	$218,924
Net additional provisions made	68,881	1,479	2,885	—	2,882	76,127
Amounts used	(4,136)	(1,668)	(9,380)	—	(341)	(15,525)
Unwinding of discount (note 6g)	4,392	—	—	—	—	4,392
Effect of change in discount rate	23,635	—	—	—	—	23,635
Effect of foreign exchange	7,320	99	225	—	4	7,648
Effect of change in share price	—	(322)	(454)	—	—	(776)
Balance, December 31, 2019	$302,116	$3,876	$5,477	$—	$2,956	$314,425

[1] Certain amounts relating to the Arizona segment are capitalized.

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2020	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Performance share units (note 24a)	Other	Total
Current (note 14)	$20,308	$8,719	$4,648	$—	$—	$33,675
Non-current	322,824	—	5,801	2,030	1,144	331,799
	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474